Monachil Credit Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	ASSET-BACKED SECURITIES — 23.1%
	OTHER ABS — 0.9%
$154,922	Lunar Aircraft, Ltd.
	Series 2020-1A, Class A, 3.376%, 2/15/2045[1,2]	$149,726
	MetroNet Infrastructure Issuer LLC
25,000	Series 2023-1X, Class A2, 6.560%, 4/20/2053[2]	25,697
25,000	Series 2023-1X, Class B, 8.010%, 4/20/2053[2]	26,026
		201,449
	COLLATERALIZED LOAN OBLIGATIONS — 13.9%
	Barrow Hanley CLO II, Ltd.
250,000	Series 2023-2X, Class C, 7.793% (3-Month Term SOFR+350 basis points), 10/20/2035[2,3]	251,020
	BCC Middle Market CLO
250,000	Series 2023-1A, Class D, 10.943% (3-Month Term SOFR+665 basis points), 7/20/2035[1,2,3]	250,277
250,000	Series 2023-1A, Class E, 14.133% (3-Month Term SOFR+984 basis points), 7/20/2035[1,2,3]	253,324
	Canyon Capital CLO, Ltd.
250,000	Series 2023-1X, Class E, 12.282% (3-Month Term SOFR+798 basis points), 10/15/2036[2,3]	254,514
	Carlyle US CLO, Ltd.
250,000	Series 2023-2X, Class D1, 9.293% (3-Month Term SOFR+500 basis points), 7/20/2036[2,3]	252,738
	CIFC-LBC Middle Market CLO LLC
250,000	Series 2023-1I, Class C, 8.593% (3-Month Term SOFR+430 basis points), 10/20/2035[2,3]	250,209
500,000	Series 2023-1I, Class D, 10.793% (3-Month Term SOFR+650 basis points), 10/20/2035[2,3]	500,589
250,000	Series 2023-1I, Class E, 13.593% (3-Month Term SOFR+930 basis points), 10/20/2035[2,3]	252,560
	Fortress Credit BSL Limited
250,000	Series 2023-2X, Class D, 10.567% (3-Month Term SOFR+627 basis points), 7/24/2036[2,3]	252,830
	Man US CLO, Ltd.
250,000	Series 2023-1A, Class D, 10.143% (3-Month Term SOFR+585 basis points), 7/20/2035[2,3]	252,694
	New Mountain Guardian IV Rated
167,500	Series 2023-1A, Class A2, 8.815% (3-Month Term SOFR+450 basis points), 8/22/2036[1,2,3,4]	167,500
		2,938,255
	TOTAL COLLATERALIZED LOAN OBLIGATIONS	2,938,255

	CONSUMER ABS — 8.3%
	Auxilior Term Funding LLC
200,000	Series 2023-1A, Class E, 10.970%, 12/15/2032[1,2]	209,122
	CarMax Auto Owner Trust
2,740	Series 2021-2, Class A4, 0.810%, 12/15/2026[2]	2,729
	Carvana Auto Receivables Trust
32,938	Series 2021-P1, Class A4, 0.860%, 1/11/2027[2]	32,747
22,656	Series 2023-P5, Class A2, 5.770%, 4/12/2027[1,2]	22,690
406	Series 2024-P1, Class A2, 5.500%, 8/10/2027[1,2]	406
1,000	Series 2023-P4, Class C, 6.550%, 12/10/2029[1,2]	1,049
1,000	Series 2024-P1, Class C, 5.570%, 7/10/2030[1,2]	1,017
1,000	Series 2024-P1, Class D, 6.250%, 3/10/2031[1,2]	1,031
	CNH Equipment Trust
68,047	Series 2023-B, Class A2, 5.900%, 2/16/2027[2]	68,180
	CP EF Asset Securitization II LLC
100,000	Series 2023-1X, Class C, 7.560%, 3/15/2032[2]	98,095
	DLLAA LLC
50,536	Series 2023-1X, Class A2, 5.930%, 7/20/2026[2]	50,664
	DT Auto Owner Trust
64,767	Series 2023-3A, Class A, 6.290%, 8/16/2027[1,2]	64,898

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	CONSUMER ABS (Continued)
	Foundation Finance Trust
$81,167	Series 2023-1X, Class D, 9.180%, 12/15/2043[2]	$85,811
	GLS Auto Receivables Trust
100,000	Series 2023-2X, Class D, 6.310%, 3/15/2029[2]	102,117
	GM Financial Consumer Automobile Receivables Trust
13,921	Series 2021-4, Class A3, 0.680%, 9/16/2026[2]	13,849
	Goodleap Sustainable Home Solutions Trust
93,987	Series 2023-4CX, Class B, 7.970%, 3/20/2057[2]	88,484
	Lendmark Funding Trust
500,000	Series 2023-1X, Class D, 8.690%, 5/20/2033[2]	513,342
	Mercedes-Benz Auto Receivables Trust
3,959	Series 2021-1, Class A3, 0.460%, 6/15/2026[2]	3,952
	OneMain Financial Issuance Trust
100,000	Series 2023-2X, Class D, 7.520%, 9/15/2036[2]	104,973
	Upstart Securitization Trust
31,170	Series 2023-2X, Class A, 6.770%, 6/20/2033[2]	31,236
250,000	Series 2023-2X, Class B, 7.920%, 6/20/2033[2]	254,184
		1,750,576
	TOTAL ASSET-BACKED SECURITIES
	(Cost $4,792,763)	4,890,280

	BANK LOANS — 63.8%
	AIRLINES — 0.2%
	SkyMiles IP, Ltd.
35,699	8.558% (3-Month Term SOFR+375 basis points), 10/20/2027[2,3]	36,108

	CONSUMER LOAN POOLS — 63.6%
	Capsource II Acquisition
1,104,051	12.000%, 1/24/2035[4]	1,104,051
	Capsource Venture
5,729,208	12.170%, 3/21/2034[4]	6,152,563
	Innovate Master Trust Series 2023-1
2,240,091	17.749%, 11/7/2036[4]	788,689
	Stratus Financial LLC
5,370,968	12.568%, 8/6/2034[4]	5,370,967
		13,416,270
	TOTAL BANK LOANS
	(Cost $13,666,732)	13,452,378

Monachil Credit Income Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2025 (Unaudited)

Principal
Amount		Value
	CORPORATE BONDS — 1.2%
	INVESTMENT COMPANIES — 1.2%
	Ares Capital Corp
$1,000	3.250%, 7/15/2025[2]	$996
	Prospect Capital Corp.
300,000	3.437%, 10/15/2028[2]	258,892
		259,888
	TOTAL CORPORATE BONDS
	(Cost $260,880)	259,888

	U.S. TREASURY BILLS — 14.4%
	United States Treasury Bill
350,000	4.189%, 4/29/2025	348,847
1,500,000	4.211%, 5/8/2025	1,493,467
700,000	4.165%, 6/20/2025	693,479
500,000	4.164%, 7/24/2025	493,414
		3,029,207
	TOTAL U.S. TREASURY BILLS
	(Cost $3,029,296)	3,029,207

	TOTAL INVESTMENTS — 102.5%
	(Cost $21,749,671)	21,631,753

	Liabilities in Excess of Other Assets — (2.5)%	(534,805)
	TOTAL NET ASSETS — 100.0%	$21,096,948

LLC — Limited Liability Company

US — United States

1Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $1,121,040, which represents 5.3% of the total net assets of the Fund.

2Callable.

3Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

4Level 3 securities fair valued under procedures establish by the Board of Trustees, represents 64.39% of Net Assets. The total value of these securities is $13,583,770.

Monachil Credit Income Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2025 (Unaudited)

				Value at	Unrealized
Contracts	Expiration Date	Number of Contracts	Notional Value	March 31, 2025	Appreciation (Depreciation)
Index Futures
Short Contracts
CBOE IBOXX ISHARES	June 3, 2025	(6)	(1,019,018)	(1,007,100)	11,918
TOTAL FUTURES CONTRACTS			$(1,019,018)	$(1,007,100)	$11,918